THE VANTAGEPOINT FUNDS

Vantagepoint Discovery Fund

Supplement dated November 25, 2015 to the

Prospectus dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

Effective November 23, 2015, Daniel J. Fitzpatrick was added as a portfolio manager to the portion of the Vantagepoint Discovery Fund (“Discovery Fund”) managed by Wellington Management Company LLP (“Wellington”).

As a result of this change, the following should be added to the table found in the section titled “Management – Subadviser” on page 31 of the Prospectus.

Name	Title with Subadviser	Length of Service
Daniel J. Fitzpatrick, CFA	Managing Director, Portfolio Manager, and Equity Research Analyst	Portfolio Manager of the Fund since November 2015

In addition, the following replaces the table found in the section titled “Portfolio Managers” for the Discovery Fund on page 128 of the Prospectus.

Name	Five Year Business History	Role in Fund Management
Daniel J. Fitzpatrick, CFA	Joined Wellington in 1998	Portfolio Manager

Please retain this supplement for future reference.

SUPP-366-20511-1730

THE VANTAGEPOINT FUNDS

Vantagepoint Discovery Fund

Supplement dated November 25, 2015 to the

Statement of Additional Information dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto.

Effective November 23, 2015, Daniel J. Fitzpatrick was added as a portfolio manager to the portion of the Vantagepoint Discovery Fund (“Discovery Fund”) managed by Wellington Management Company LLP (“Wellington”).

Therefore, the following information should be added to the table relating to Wellington within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 143 of the SAI. The information regarding the other Wellington portfolio managers remains unchanged.

Wellington reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2015.

	Registered Investment Companies				Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number		Total Assets		Number	Total Assets	Number	Total Assets
Discovery Fund
Daniel J. Fitzpatrick, CFA	3	*	$3,491,217,379	*	2	$260,117,864	5	$1,040,715,491

*	Wellington reported than one (1) of these accounts with total assets of $3,241,725,611 has a performance-based fee.

The following should be added to the section titled “Portfolio Manager Ownership of Fund Shares” on page 156 of the SAI.

As of September 30, 2015, Mr. Fitzpatrick of Wellington did not own shares of the Discovery Fund.

Please retain this supplement for future reference.